CECL (Details 12) SFr in Millions	Dec. 31, 2020 CHF (SFr)
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	SFr 70
Origination in current year-3	2
Origination in current year-4	4
Total term positions	76
Revolving positions	934
Other financial assets held at amortized cost, total	1,010
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Total term positions	0
Revolving positions	0
Other financial assets held at amortized cost, total	0
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	70
Origination in current year-3	2
Origination in current year-4	4
Total term positions	76
Revolving positions	934
Other financial assets held at amortized cost, total	1,010
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Total term positions	0
Revolving positions	0
Other financial assets held at amortized cost, total	0
Bank
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	70
Origination in current year-3	2
Origination in current year-4	4
Total term positions	76
Revolving positions	934
Other financial assets held at amortized cost, total	1,010
Bank | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Total term positions	0
Revolving positions	0
Other financial assets held at amortized cost, total	0
Bank | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	70
Origination in current year-3	2
Origination in current year-4	4
Total term positions	76
Revolving positions	934
Other financial assets held at amortized cost, total	1,010
Bank | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Total term positions	0
Revolving positions	0
Other financial assets held at amortized cost, total	SFr 0